Fair Value Measurements (Narrative) (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains or losses included in operating revenue in Level 3 fair value category		$ 0
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains or losses included in operating revenue in Level 3 fair value category	$ 1,000,000
Level 3 | Corporate Office Building
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets, estimated fair value	35,000,000
Impairment of Assets and Other Charges | Corporate Office Building
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of assets and other charges	91,000,000
Asset impairment charges after tax	68,000,000
Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of assets and other charges	7,000,000	4,000,000
Unrealized gains or losses included in operating revenue in Level 3 fair value category	$ 0	$ 0